UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]                        Amendment Number: ____

Institutional Investment Manager Filing this Report:

Name:     Bluefin Investment Management LLC

Address:  1235 Westlakes Drive, Suite 205
          Berwyn, PA 19312

Form 13F File Number: 28-13813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Scott Burney

Title: Member

Phone: (610) 540-0019

Signature, Place, and Date of Signing:

/s/ Scott Burney         Berwyn, PA               May 1, 2013
----------------         -------------            -----------
  [Signature]            [City, State]              [Date]


Report Type:

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  None
                                                    ----
Form 13F Information Table Entry Total:               31
                                                    ----
Form 13F Information Table Value Total:     $ 157,748 (in thousands)
                                            ------------------------
List of Other Included Managers:

None

BLUEFIN INVESTMENT MANAGEMENT LLC
1235 WESTLAKES DR., SUITE 205    Bluefin Net AUM as of 3/31/2013: 193,282,453.00
BERWYN, PA 19312
3/31/2013


                                        TITLE OF           VALUE    SHR/PRN  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME                                     CLASS     CUSIP   (1000)    AMOUNT  PRN CALL DISCRETION MANAGERS  SOLE    SHARED  OTHER
--------------------------------------------------------------------------------------------------------------------------------
AEGERION PHARMACEUTICALS, INC.           COMMON  00767E102   6,826    169,200 SH         Sole              169,200
AMER.SCIENCE & ENG.INC.                  COMMON  029429107   2,342     38,400 SH         Sole               38,400
CATAMARAN CORP                           COMMON  148887102   5,611    105,800 SH         Sole              105,800
COGNIZANT TECHNOLOGY SOLUTIONS CORP      CLASS A 192446102   6,398     83,500 SH         Sole               83,500
DICKS SPORTING GOODS INC                 COMMON  253393102   8,424    178,100 SH         Sole              178,100
DEXCOM, INC.                             COMMON  252131107   8,286    495,600 SH         Sole              495,600
ELLIE MAE, INC.                          COMMON  28849P100   5,248    218,200 SH         Sole              218,200
EXPRESS SCRIPTS HOLDINGS                 COMMON  30219G108   5,618     97,500 SH         Sole               97,500
EXACTTARGET INC                          COMMON  30064K105   8,131    349,400 SH         Sole              349,400
EAGLE MATERIALS INC                      COMMON  26969P108   4,038     60,600 SH         Sole               60,600
SOURCEFIRE INC.                          COMMON  83616T108   2,103     35,500 SH         Sole               35,500
FORTINET, INC.                           COMMON  34959E109   8,108    342,400 SH         Sole              342,400
GLOBUS MEDICAL INC                       CLASS A 379577208   3,517    239,600 SH         Sole              239,600
W.W. GRAINGER INCORPORATED               COMMON  384802104   4,702     20,900 SH         Sole               20,900
HEARTLAND EXPRESS INC                    COMMON  422347104   3,094    231,900 SH         Sole              231,900
IMPAX LABORATORIES, INC.                 COMMON  45256B101   3,046    197,300 SH         Sole              197,300
MICHAEL KORS HOLDINGS LIMITED            COMMON  G60754101   8,581    151,100 SH         Sole              151,100
LIONS GATE ENTERTAINMENT CORP            COMMON  535919203   6,064    255,100 SH         Sole              255,100
LOGMEIN INC                              COMMON  54142L109     188      9,800 SH         Sole                9,800
MAGNACHIP SEMICONDUCTOR CORP             COMMON  55933J203   3,311    191,300 SH         Sole              191,300
OSI SYSTEMS INC                          COMMON  671044105   5,575     89,500 SH         Sole               89,500
UNIVERSAL DISPLAY CORPORATION            COMMON  91347P105   2,552     86,700 SH         Sole               86,700
ECHOSTAR CORPORATION                     COMMON  278768106   2,868     73,600 SH         Sole               73,600
SPECTRANETICS CORP                       COMMON  84760C107   2,815    151,900 SH         Sole              151,900
SEQUENOM INC                             COMMON  817337405  10,075  2,427,800 SH         Sole            2,427,800
TRIUMPH GROUP INC                        COMMON  896818101   6,421     81,800 SH         Sole               81,800
ULTA SALON COSMETICS & FRAGRAN*CE INC.   COMMON  90384S303   8,129    100,000 SH         Sole              100,000
UNITED RENTALS, INC.                     COMMON  911363109   3,809     69,300 SH         Sole               69,300
VITAMIN SHOPPE, INC.                     COMMON  92849E101   2,677     54,800 SH         Sole               54,800
WAGEWORKS INC                            COMMON  930427109   2,470     98,700 SH         Sole               98,700
WASTE CONNECTIONS INC                    COMMON  941053100   6,721    186,800 SH         Sole              186,800